Harbor Structured Premium Income ETF Investment Risks - Harbor Structured Premium Income ETF	Oct. 05, 2026
Autocallable Returns Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Autocallable Returns Risk: The Fund seeks exposure to the return characteristics of autocallable instruments through its swap exposure to the Autocallable Index, which is designed to reflect a laddered portfolio of autocallable instruments. Autocallable instruments are a type of structured product that differ in various ways from traditional debt securities and equity securities. Autocallable instruments do not guarantee a return of principal and limit the positive investment return that can be achieved through the operation of the maturity barrier level, which, if breached by the worst-performing Underlying Index, may subject the Autocallable Index, and therefore the Fund, to losses based on the performance of that Underlying Index. Further, the Fund does not participate in any upside gain of any Underlying Index or other reference asset beyond the coupon payments reflected in the Autocallable Index. If the autocall feature of an instrument reflected in the Autocallable Index is triggered, the Autocallable Index would forego any remaining coupon payments from that instrument and may replace the called instrument with a new autocallable instrument with a lower coupon rate or less favorable terms.
Barrier Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Barrier Risk: The autocallable instruments reflected in the Autocallable Index utilize coupon barriers and maturity barriers, which each set forth the threshold amount of loss that the worst-performing Underlying Index may experience before the Autocallable Index will forfeit coupon payments or a portion or all of the initial notional exposure reflected in such instrument, respectively. If the coupon barrier is breached on an observation date, the Autocallable Index may not reflect a coupon payment for that period. It is possible that the Autocallable Index may not reflect any coupon payments under an autocallable instrument over the duration of such instrument. If the maturity barrier is breached, the Autocallable Index may reflect a loss equal to the entire amount of loss of the worst-performing Underlying Index over the term of the autocallable instrument. Accordingly, the Fund could lose money notwithstanding the sought-after potential to limit downside losses intended to be provided by the autocallable structure and the risk mitigation intended to be provided by the laddered portfolio.
Contingent Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Contingent Income Risk: Coupon payments from the autocallable instruments reflected in the Autocallable Index are not guaranteed and will not be reflected if the applicable reference value is below the coupon barrier on observation dates. A memory coupon feature may allow certain missed coupons to be carried forward and reflected later if specified conditions are satisfied, but no current or previously missed coupon is guaranteed. This means the Fund may generate significantly less income than anticipated during market downturns.
Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Call Risk: The autocallable instruments may be redeemed, or “called,” before their stated maturity date if the applicable autocallable level is satisfied on a call observation date. In that event, the Autocallable Index will forego future coupon payments associated with the autocalled position. The Fund’s income may decrease if the Autocallable Index obtains replacement exposure with a lower coupon rate or less favorable terms. There is no guarantee that the Fund will be able to obtain replacement exposure or that any replacement exposure will have similar terms.
Laddered Portfolio Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Laddered Portfolio Risk: The Fund’s laddered investment approach may not perform as expected. Although laddering may reduce the impact of any single entry point, observation date or maturity date, the Fund may nonetheless experience losses across multiple positions at the same time, particularly during extended adverse market conditions. In addition, when positions are called or mature, the Fund may be required to roll proceeds into new positions at less favorable terms, which could reduce income and total return.
Autocallable Index Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Autocallable Index Risk: The Fund seeks to obtain its autocallable exposure through one or more swap agreements referencing the Autocallable Index. Accordingly, the Fund’s performance will depend significantly on the performance of the Autocallable Index. The Autocallable Index is a rules-based index that reflects a laddered portfolio of synthetic autocallable notes tied to three Underlying Indexes. The Autocallable Index is not designed to track the Underlying Indexes, the Underlying ETFs or the market indexes that the Underlying ETFs seek to track. Its methodology incorporates volatility-control, correlation-control, decrement, excess return, leverage, notional exposure, financing assumptions and other rules-based features as part of the autocallable return profile. As a result, the Autocallable Index, and therefore the Fund, may perform differently from, and may underperform, the Underlying Indexes, the Underlying ETFs or those market indexes. There is no assurance that the Autocallable Index will generate income, limit downside losses or achieve its intended results.
Calculation Methodology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Calculation Methodology Risk: The Fund’s returns depend on complex calculations and the methodology of the Autocallable Index and the Underlying Indexes. Such calculations may involve observation dates, barrier levels, call features, coupon determinations, memory coupon features, any one-star feature, rebalancing mechanics, volatility-control and correlation-control mechanisms, decrement or excess return deductions, notional exposure levels, leverage and other structural features that may not perform as expected in all market conditions. Errors, changes or unexpected outcomes in the methodology, or in the calculation or publication of the Autocallable Index or any Underlying Index, could adversely affect the Fund’s performance. Greater leverage or exposure adjustments may support higher potential coupon levels, but also may magnify the effect of changes in the Underlying Indexes and increase the likelihood that coupon barriers or maturity barriers will be breached.
Volatility-Control Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Volatility-Control Risk: Each Underlying Index is expected to apply a volatility-control mechanism that adjusts exposure to the corresponding Underlying ETF based on realized or estimated volatility. As a result, an Underlying Index may have less exposure to the corresponding Underlying ETF during rising markets and may not benefit fully from gains in that Underlying ETF. Conversely, an Underlying Index may increase exposure during periods when volatility is lower, and that exposure may magnify losses if market conditions deteriorate. The volatility-control mechanism may not operate as intended and may cause an Underlying Index, the Autocallable Index and therefore the Fund to underperform the corresponding Underlying ETF, the market index that the Underlying ETF seeks to track or other measures of market performance.
Correlation-Control Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Correlation-Control Risk: Each Underlying Index is expected to apply a correlation-control mechanism to the volatility-controlled exposure derived from the Underlying ETFs. The correlation-control mechanism is designed to adjust the relative weights or exposures of the applicable Underlying Indexes based on realized or estimated correlation in an effort to target a specified correlation level. There is no assurance that the correlation-control mechanism will achieve its intended result. The mechanism may cause the Underlying Indexes, and therefore the Autocallable Index and the Fund, to have more or less exposure to an Underlying ETF than they otherwise would have had, to perform differently from the Underlying ETFs, and to underperform the Underlying Indexes, the Underlying ETFs or other measures of market performance. During periods of market stress or rapidly changing correlation, the correlation-control mechanism may be less effective and may increase the likelihood that coupon barriers or maturity barriers will be breached. As a result, the Fund may receive lower income, experience greater losses or fail to achieve its investment objective.
Decrement Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Decrement Risk: The Autocallable Index and the Underlying Indexes are calculated net of certain deductions, including decrements and financing rate deductions specified in the applicable methodology. These deductions will reduce the level and performance of the Autocallable Index and the Underlying Indexes and, therefore, may reduce the Fund’s returns. These deductions are embedded in the applicable methodology and are separate from the Fund’s fees and expenses. The applicable deductions create a constant performance drag that may cause significant underperformance relative to the Underlying Indexes, the Underlying ETFs or other measures of market performance during low-return environments or periods of market volatility and may offset the returns of the Underlying Indexes.
Swap Agreement Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Swap Agreement Risk: Swap agreements are a type of derivative instrument that subject the Fund to counterparty credit, liquidity, leverage and correlation risks. Swap agreements may not reflect the performance of the applicable Autocallable Index as expected due to differences in calculation methods, expenses, timing, financing costs, collateral requirements or other factors. Moreover, if a particular swap agreement is terminated, autocalled or otherwise closed out, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. A counterparty may be entitled to terminate a swap agreement upon the occurrence of certain extraordinary market events, termination events or after providing notice to the Fund. If the Fund is unable to enter into a replacement swap agreement with a suitable counterparty, the Fund may be unable to pursue its investment strategy and may not achieve its investment objective.
Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk: A counterparty, including a counterparty to an over-the-counter derivative instrument, may be unwilling or unable to meet its contractual obligations. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. The Fund may also not be able to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral if such remedies are stayed or eliminated under special resolutions adopted in the United States or other jurisdictions. If the Fund’s counterparty to a swap agreement does not or cannot meet its contractual obligations under the swap agreement, the Fund may be unable to implement its investment strategy or meet its investment objective. Counterparties may be less willing to enter into transactions in stressed or volatile market conditions or may alter the terms they are willing to accept in such conditions. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund, which may cause the Fund not to be able to achieve its investment objective or to change its investment objective or investment strategy.In addition, the Fund initially expects to enter into swap agreements with a single counterparty, which will increase the Fund’s exposure to counterparty credit risk due to the Fund’s significant exposure to that counterparty. This also increases the risk that the Fund will be unable to implement its investment strategy or meet its investment objective.
Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk: The value of derivative instruments, such as synthetic autocallable instruments, held by the Fund or to which the Fund has exposure may not change in the manner expected by the Advisor, which could result in disproportionately large losses to the Fund. Derivative instruments are subject to the following risks: (i) leverage (the risk that derivatives transactions can magnify the fund’s gains and losses); (ii) market (the risk from potential adverse market movements in relation to the Fund’s derivatives positions, or the risk that markets could experience a change in volatility that adversely impacts fund returns and the Fund’s obligations and exposures); (iii) counterparty (the risk that a counterparty on a derivatives transaction may not be willing or able to perform its obligations under the derivatives contract, and the related risks of having concentrated exposure to such a counterparty); (iv) liquidity (the risk involving the liquidity demands that derivatives can create to make payments of margin, collateral, or settlement payments to counterparties), (v) operational (the risk related to potential operational issues, including documentation issues, settlement issues, systems failures, inadequate controls, and human error); and (vi) legal (the risk of insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract). Derivatives may also be more volatile than other instruments and may create a risk of loss greater than the amount invested. In addition, certain derivatives may be difficult to value and may be illiquid.
Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tax Risk: The Fund intends to elect and to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). To do so, the Fund must satisfy, among other requirements, source-of-income, asset diversification and annual distribution requirements. For purposes of the source-of-income requirement, the federal income tax treatment of certain derivatives and other instruments that provide autocallable exposure, including swap agreements and options comprising box spreads, may not be entirely clear, and, thus, whether the income and gain therefrom is qualifying income is uncertain. If the Fund were to treat income or gain from particular instruments linked to the autocallables as qualifying income, an adverse determination, future guidance by the Internal Revenue Service (the “IRS”) with respect to the treatment of income or gain from those investments could adversely affect the Fund’s ability to qualify as a RIC and could adversely affect the Fund and its shareholders. For purposes of the asset diversification test the identification of the issuer (or, in some cases, issuers) of a particular Fund investment can depend on the terms and conditions of that investment. In particular, there is no published IRS guidance or case law on how to determine the “issuer” of certain derivatives that the Fund will enter into. An adverse determination or future guidance by the IRS with respect to issuer identification for the Fund’s investments may adversely affect the Fund’s ability to qualify as a RIC. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed to the extent that such distribution is treated as a dividend for federal income tax purposes. The federal income tax treatment of the swaps and other derivatives (including the options comprising box spreads) may not be as favorable as a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments. The gain from certain derivatives, or the disposition of shares of underlying funds that hold such investments, may be recharacterized from capital to ordinary income. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than capital gains. In addition, certain derivatives are subject to complex character and timing rules, including mark-to-market accounting, constructive ownership or straddle provisions of the Code, that could affect the timing and character of income, deduction, gain or loss recognized from such derivatives. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund. In certain circumstances, all or a portion of a distribution by the Fund may consist of a return of capital (i.e., from your original investment) and not a return of net profit. A return of capital may reduce a shareholder’s adjusted tax basis in Fund shares, thereby increasing the shareholder’s potential taxable gain or reducing the potential taxable loss on the sale of Fund shares. No assurance can be given regarding the future tax character of the Fund’s distributions. Recent IRS guidance identifies certain transactions involving ETFs on which the IRS and Treasury Department may provide additional guidance or that the IRS may challenge under current law. The IRS’s position, if upheld, could adversely affect the Fund and its shareholders. Future IRS guidance may adversely impact the Fund, including the increasing the amount of income and/or changing the timing and character of income or gain recognized by shareholders.
Box Spread Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Box Spread Risk: The Fund may use box spreads, or may be subject to the risks of box spreads, through investments in ETFs, including affiliated or unaffiliated ETFs, that employ box spread strategies, to help manage cash or collateral or to invest in income-generating assets. If one or more of the individual option positions that comprise a box spread are modified or closed separately before expiration, the box spread may no longer effectively eliminate risk tied to the price movement of the underlying reference asset. The value of a box spread is determined in the market and is affected in part by the time until expiration and prevailing interest rates. The Fund’s ability to use box spreads effectively depends on the availability and willingness of market participants to enter into box spread transactions with the Fund at competitive prices. If a box spread does not perform as intended, the Fund could have exposure to the underlying reference asset of the options comprising the box spread and could incur losses.
Flex Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Flex Options Risk: When a FLEX Option is purchased and sold in an opening transaction, the parties to the transaction have the flexibility, within limitations set forth in the rules of the options market on which the transaction occurs, to fix certain of the option’s terms. The flexibility to fix certain terms is what makes FLEX Options different from other types of options. Because many of the terms of FLEX Options are not standardized, it is less likely that there will be an active secondary market in which holders and writers of such options will be able to close out their positions by offsetting sales and purchases. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease, which may negatively impact Fund performance. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund performance and result in the Fund being unable to achieve its investment objective. In addition, the use of FLEX Options entails the risk that the OCC will become insolvent or otherwise unable or unwilling to meet its obligations, which could cause the Fund to suffer losses that may be significant. If the Fund uses FLEX Options to construct box spreads, the Fund will be subject to the risks of FLEX Options.
Risks Associated with Exchange-Traded Funds [Member]
Prospectus [Line Items]
Risk [Text Block]	Risks Associated with Exchange-Traded Funds: As an ETF, the Fund is subject to the following risks:Authorized Participant Concentration/Trading Risk: Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem shares, this may result in a significantly diminished trading market for shares, and shares may be more likely to trade at a premium or discount to the Fund’s net asset value and to face trading halts and/or delisting. This risk may be heightened during periods of volatility or market disruptions.Cash Transactions Risk: The Fund may effect some or all of its creations and redemptions for cash rather than in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects all of its creations and redemptions in-kind. Because the Fund may effect redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of portfolio securities may result in capital gains or losses and may also result in higher brokerage costs. To the extent costs are not offset by transaction fees charged by the Fund to APs, the costs of cash transactions will be borne by the Fund.Large Shareholder Risk: Certain large shareholders including authorized participants (“AP”), third-party investors, the Advisor, affiliates of the Advisor, market makers, or other entities, including funds or accounts over which the Advisor, an affiliate of the Advisor or a third-party intermediary has investment discretion, such as those investing through one or more model portfolios, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these shareholders maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, including as a result of an asset allocation decision made by the Advisor, an affiliate of the Advisor or a third-party intermediary, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.Premium/Discount Risk: The market price of the Fund’s shares will generally fluctuate in accordance with changes in the Fund’s net asset value as well as the relative supply of and demand for shares on the Fund’s listing exchange. The Advisor cannot predict whether shares will trade below, at or above their net asset value because the shares trade on the listing exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. This may result in the Fund’s shares trading significantly above (premium) or below (discount) the Fund’s net asset value, which will be reflected in the intraday bid/ask spreads and/or the closing price of shares as compared to net asset value. During stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying portfolio holdings, which could in turn lead to differences between the market price of the Fund’s shares and their net asset value.
Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk: The issuer or guarantor of a security owned by the Fund could default on its obligation to pay principal or interest or its credit rating could be downgraded. Likewise, a counterparty to a derivative or other contractual instrument owned by the Fund could default on its obligation.
Distribution Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Distribution Tax Risk: The Fund expects to make distributions on a regular periodic basis, but distributions are not guaranteed. Distributions may at times exceed the Fund’s income and gains in a given period, and a portion of the Fund’s distributions may constitute a return of capital. Return of capital distributions do not represent income or gains generated by the Fund’s investment activities and should not be interpreted as yield or investment income. A return of capital may reduce a shareholder’s adjusted tax basis in Fund shares, thereby increasing the shareholder’s potential taxable gain or reducing the potential taxable loss on the sale of Fund shares. Return of capital distributions have the potential to reduce the Fund’s NAV and negatively impact Fund performance. No assurance can be given regarding the future tax character of the Fund’s distributions.
Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Equity Risk: The values of equity securities and equity securities indexes may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.
Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk: As interest rates rise, the values of fixed income securities or interest-rate instruments held directly or indirectly by the Fund are likely to decrease and reduce the value of the Fund’s portfolio. Changes in interest rates may also affect the relative attractiveness of newly entered autocallable exposure, the terms on which the Fund can obtain or replace swap agreements, the value of box spreads, the value of ETFs that provide exposure to U.S. Treasury securities, box spreads and/or other interest-rate instruments, and the cost or terms of reverse repurchase agreements.
Investment in Other Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Investment in Other Investment Companies Risk: Investments in other investment companies (including money market funds and ETFs) are subject to the risks associated with the investments of those investment companies, including market and selection risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund and, indirectly, the expenses of the investment companies. The Fund’s investment in shares of ETFs subjects it to the risks of owning the securities underlying the ETF, as well as the same structural risks faced by an investor purchasing shares of the Fund, including premium/discount risk and trading issues risk.
Large Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large Cap Risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause the Fund to underperform other equity funds that focus on small or mid cap stocks. Large cap companies may be less able than smaller cap companies to adapt to changing market conditions and may be more mature and subject to more limited growth potential than smaller cap companies.
Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Leveraging Risk: The Fund’s use of certain investments, such as derivative instruments or box spreads or reverse repurchase agreements, and certain other transactions can give rise to leverage within the Fund’s portfolio, which could cause the Fund’s returns to be more volatile than if leverage had not been used.
Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk: A particular investment may be difficult to purchase or sell and the Fund may be unable to sell illiquid investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from funds may be higher than normal, causing increased supply in the market due to selling activity. Valuation of investments may be difficult, particularly during periods of market volatility or reduced liquidity and for investments that trade infrequently or irregularly. In these circumstances, among others, an investment may be valued using fair value methodologies that are inherently subjective and reflect good faith judgments based on available information.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions, the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact the Fund and its investments.
New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk: There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. The Board of Trustees may liquidate the Fund at any time in accordance with the Declaration of Trust and governing law. As a result, the timing of the Fund’s liquidation may not be favorable.
U.S. Treasury Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	U.S. Treasury Obligations Risk: U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s exposure to U.S. Treasury obligations to decline.
Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk: Some portfolio holdings, potentially a large portion of the Fund’s investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk: Because the Fund is non-diversified and may invest a greater percentage of its assets in securities of a single issuer, and/or invest in a relatively small number of issuers, it is more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio.